Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Deferred Rent
Upon execution of the agreements inclusive of escalating rent payments, expense is being recognized on a straight-line basis and the difference between the recognized rent expense and the amounts paid under the operating leases are being recorded as deferred rent and included in other short-term and long-term liabilities on the condensed consolidated balance sheets as follows (in thousands):

	September 30,	December 31,
	2021	2020
	(Unaudited)
Deferred rent included in accrued expenses and other current liabilities	$239	$231
Deferred rent included in other liabilities	537	607

Total deferred rent	$776	$838

Upon execution of the agreements inclusive of escalating rent payments, expense is being recognized on a straight-line basis and the difference between the recognized rent expense and the amounts paid under the operating leases are being recorded as deferred rent and included in other short-term and long-term liabilities on the consolidated balance sheets as follows (in thousands):

	December 31,
	2020	2019
Deferred rent included in accrued expenses and other current liabilities	$231	$153
Deferred rent included in other liabilities	607	541

Total deferred rent	$838	$694

Summary of Future Minimum Operating Lease Payments
The future minimum payments at September 30, 2021 under all operating leases are as follows (in thousands):

Year Ending
Remainder of 2021	$358
2022	2,696
2023	2,449
2024	2,188
2025	2,235
Thereafter	1,389

Total future minimum lease payments	$11,315

The future minimum payments at December 31, 2020 under all operating leases are as follows (in thousands):

Year Ending 2021	$1,408
2022	1,390
2023	1,111
2024	823
2025	837
Thereafter	567

Total future minimum lease payments	$6,136